Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Schedule of Long-Term Investments
			As of December 31, 2024
(In thousands)	Original Cost	Cumulative net gains/ (losses)	Cumulative dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	1,082	(209)	—	(113)	2,011
iQsim	245	(156)	—	(80)	(9)	—
Total	1,938	484	(209)	(80)	(122)	2,011

		Cumulative	As of December 31, 2025
(In thousands)	Original Cost	net gains/ (losses)	Dividend received	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—	—
Huaxiang	1,251	1,070	(209)	—	(68)	2,044
iQsim	245	(156)	—	(80)	(9)	—
Total	1,938	472	(209)	(80)	(77)	2,044